Separate Account (Tables)	12 Months Ended
Dec. 31, 2022
Separate Accounts [Abstract]
Schedule of Fair Value of Separate Account Assets

	As of December 31,
	2022	2021
Mutual funds and collective investment trusts	$142,892	$181,766
Exchange-traded funds	258	432
Fixed maturity AFS securities	169	207
Cash and invested cash	98	54
Other investments	119	124
Total	$143,536	$182,583

Schedule of Reconciliation of Separate Account Liabilities

	As of December 31,
	2022	2021
UL and Other	$20,920	$24,785
Variable Annuities	105,573	136,665
Retirement Plan Services	16,996	21,068
Other Operations (1)	47	65
Total separate account liabilities	$143,536	$182,583

(1)Represents separate account liabilities reported in Other Operations primarily attributable to the indemnity reinsurance agreements with Protective ($42 million and $62 million as of December 31, 2022 and December 31, 2021, respectively) that are excluded from the following tables.

Summary of Balances and changes in Separate Account Liabilities

	As of or For the Year Ended			As of or For the Year Ended
	December 31, 2022			December 31, 2021
			Retirement			Retirement
	UL and	Variable	Plan	UL and	Variable	Plan
	Other	Annuities	Services	Other	Annuities	Services
Balance as of beginning-of-year	$24,785	$136,665	$21,068	$20,952	$128,121	$18,809
Gross deposits	1,900	3,371	2,378	1,786	5,220	2,294
Withdrawals	(454)	(9,238)	(2,378)	(441)	(11,499)	(2,970)
Policyholder assessments	(938)	(2,603)	(164)	(865)	(2,836)	(185)
Change in market performance	(4,371)	(23,194)	(3,710)	3,470	16,990	3,245
Net transfers from (to) general account	(2)	572	(198)	(117)	669	(125)
Balance as of end-of-year	$20,920	$105,573	$16,996	$24,785	$136,665	$21,068

Cash surrender value	$18,666	$103,987	$16,982	$22,614	$134,896	$21,049